Basis of Presentation - Additional Information (Details)	Jun. 30, 2020	Dec. 31, 2019
Nature of Operations [Line Items]
Consolidation of membership interest in Fitzgibbons	100.00%	100.00%
FitzGibbons Agency LLC [Member] | Pathfinder Risk Management Company Inc [Member]
Nature of Operations [Line Items]
Membership interest own in Fitzgibbons through subsidiary	51.00%	51.00%
Noncontrolling interest by subsidiary	49.00%	49.00%